Events After The Reporting Period (Details) € in Millions, $ in Millions, $ in Millions			12 Months Ended
	Jan. 31, 2018 USD ($)	Jan. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2017 EUR (€)	Dec. 19, 2017 CAD ($)	Dec. 19, 2017 EUR (€)
Disclosure of non-adjusting events after reporting period
Indirect ownership interest in subsidiary			33.33%
Proceeds from disposals of property, plant and equipment			$ 15	$ 5
Assets held for sale			$ 13	$ 0
Disposal of assets | Property in Maspeth, NY
Disclosure of non-adjusting events after reporting period
Proceeds from disposals of property, plant and equipment	$ 72	$ 90
Disposal of assets | Property in Maspeth, NY | Cash
Disclosure of non-adjusting events after reporting period
Proceeds from disposals of property, plant and equipment	68	85
Disposal of assets | Property in Maspeth, NY | Escrow
Disclosure of non-adjusting events after reporting period
Proceeds from disposals of property, plant and equipment	$ 4	$ 5
Third Party
Disclosure of non-adjusting events after reporting period
Proportion of ownership interest in subsidiary			66.67%
PAC Service S.p.A
Disclosure of non-adjusting events after reporting period
Cash paid			$ 15		€ 10	$ 15	€ 10
RENO DE MEDICI S.p.A.
Disclosure of non-adjusting events after reporting period
Proportion of ownership interest in subsidiary			57.80%